ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS - Divestiture of Discontinued Operation - Earning (loss) from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Earnings (loss) before tax	$ 106.7	$ 84.3
Income tax expense - net	(76.1)	(115.0)
Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Revenue	213.8	862.8
Expenses	794.8	457.5
Earnings (loss) before tax	(581.0)	405.3
Income tax expense - net	(61.2)	(143.8)
Earnings (Loss) and other comprehensive income (loss) from discontinued operations after tax	(642.2)	261.5
Gain (loss) on disposition	80.9
Impairment change on sale of business	671.0
Chirano Mine
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Gain (loss) on disposition	0.5
Discontinued operations | Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Gain (loss) on disposition	80.9
Impairment change on sale of business	671.0
Reclassification of AOCI earnings from discontinued operation on discontinued of hedge	18.8
Discontinued operations | Chirano Mine
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Revenue	162.3	267.0
Expenses	144.6	287.2
Earnings (loss) before tax	17.7	(20.2)
Income tax expense - net	(11.8)	8.1
Earnings (Loss) and other comprehensive income (loss) from discontinued operations after tax	$ 5.9	$ (12.1)